Summary of Significant Accounting Policies (Details)	4 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Abstract]
Year of inception	August 26, 2025 (inception) through December 31, 2025	August 26, 2025 (inception) through December 31, 2025
Net loss	$ (107,851)
Aggregate cash		$ 0
Working capital deficit	$ 107,851
Gross proceeds		$ 120,000,000